Key Management Personnel Compensation (Tables)	6 Months Ended
Dec. 31, 2022
Key Management Personnel Compensation [Abstract]
Summary of Remuneration Paid to KMP of Group

The totals of remuneration paid to key management personnel (KMP) of the Group are as follows:

	Six Months Ended December 31,	Restated Twelve Months Ended June 30,
(in U.S. dollars)	2022	2022	2021	2020
Short-term employee benefits	$1,457,122	$3,202,116	$1,441,079	$1,252,444
Post-employment benefits	21,774	144,594	21,823	30,979
Termination benefits	—	—	55,866	—
Share-based compensation	4,006,311	12,118,927	3,408,369	4,610,649
Total KMP compensation	$5,485,207	$15,465,637	$4,927,137	$5,894,072